LEASING (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Negative cash flows in respect of leasing	$ 383	$ 649	$ 3,085